Accounts payable	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	Accounts payable
The following is a table summarizing our accounts payable as of June 30, 2022 and December 31, 2021:

	As of
In thousands of U.S. dollars	June 30, 2022	December 31, 2021
Scorpio LR2 Pool Limited	$1,174	$1,076
Scorpio Ship Management S.A.M. (SSM)	932	9,684
Scorpio Commercial Management S.A.M. (SCM)	791	25
Amounts due to a related party bunker supplier	717	—
Scorpio MR Pool Limited	716	62
Scorpio Services Holding Limited (SSH)	541	1,888
Amounts due to a related party port agent	183	257
Scorpio Handymax Tanker Pool Limited	2	625
Scorpio LR1 Pool Limited	—	785
Accounts payable to related parties	5,056	14,402

Suppliers	7,810	20,678
	$12,866	$35,080
The majority of accounts payable is settled with a cash payment within 90 days. No interest is charged on accounts payable. We consider that the carrying amount of accounts payable approximates fair value.